Segment Information - Schedule of Net Assets by Geographic Locations (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Net assets	$ 1,653.1	$ 2,589.0
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net assets	1,432.9	2,255.2
Non-U.S. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net assets	$ 220.2	$ 333.8